RESERVES	6 Months Ended
Dec. 31, 2022
RESERVES [Abstract]
RESERVES
9.          RESERVES

Reserves

	December 31, 2022 US$	June 30, 2022 US$
Share based payments reserve	14,666,453	12,985,856
Foreign currency translation reserve	(698,976)	(596,331)
Total reserves	13,967,477	12,389,525

Movements in share based payments reserve

	No. of Listed Options	No. of Unlisted Options	No. of Performance Rights	No. of RSUs	US$
December 31, 2022
Opening balance at July 1, 2022	-	23,824,000	27,620,000	600,000	12,985,856
Grant of employee incentive securities	-	424,372	1,135,000	424,372	-
Exercise of options	-	(737,000)	-	-	(72,935)
Conversion of RSUs	-	-	-	(200,001)	(167,487)
Grant of options to advisor	-	1,000,000	-	-	354,788
Share-based payments expense	-	-	-	-	1,566,231
Closing balance at December 31, 2022	-	24,511,372	28,755,000	824,371	14,666,453

December 31, 2021
Opening balance at July 1, 2021	12,624,214	25,800,000	16,325,000	-	4,738,007
Grant of employee incentive securities	-	600,000	8,990,000	600,000	-
Exercise of options	(12,606,704)	(1,776,000)	-	-	(92,479)
Expiry of options	(17,510)	-	-	-	-
Share-based payments expense	-	-	-	-	4,764,135
Closing balance at December 31, 2021	-	24,624,000	25,315,000	600,000	9,409,663